Equity Capital Structure, June 2021 At-the-Market Common Stock Offering Program (Details) - June 2021 At-the-Market Common Stock Offering Program [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Jun. 14, 2021
Common Shares [Abstract]
Issuance of common stock (in shares)	0
Maximum [Member]
Common Shares [Abstract]
Common stock that can be sold under ATM		$ 150.0